LEASES - Schedule of Future Minimum Lease Payments (Details) - 10K - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 14
Total	14
Less: Imputed interest	0
Present value of operating lease liabilities	$ 14	$ 71